Long-Term Debt - Additional Information - Senior unsecured bonds (Detail) (Teekay Offshore [Member], USD $) In Millions, unless otherwise specified			6 Months Ended
	Jun. 30, 2014 Senior Unsecured Bonds Mature in July 2019 [Member]	May 31, 2014 Senior Unsecured Bonds Mature in July 2019 [Member]	Jun. 30, 2014 Ten-year senior unsecured bonds [Member]	Dec. 31, 2013 Ten-year senior unsecured bonds [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued		$ 300.0		$ 171.1
Debt instrument, carrying amount	$ 300.0
Debt instrument interest		6.00%		4.96%
Debt instrument collateral, description			The bonds are collateralized by first-priority mortgages on the two vessels to which the bonds relate, together with other related security.